Variable interest entities (Details) - VIE - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Variable interest entities
Terms of the exclusive option agreement	10 years
Registered capital funds of the VIEs and its subsidiaries	¥ 13,444,434	¥ 11,965,369
Non-distributable statutory reserves of the VIEs and its subsidiaries	¥ 23,808	¥ 13,606